Financial Risk Management and Financial Instruments - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 EUR (€) customer	Dec. 31, 2021 EUR (€) customer	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Market Risk Management and Financial Instruments
Contract assets	€ 3,569,821	€ 2,123,884
Cash and cash equivalents	44,428,001	58,004,145	€ 81,021,280	€ 9,335,123
Cash equivalents no rating	33,719,000	38,196,000
Fixed deposit accounts	7,970,000	0
Standard & Poor's, A Rating [Member]
Market Risk Management and Financial Instruments
Cash and cash equivalents	4,958,000	9,592,000
Standard & Poor's, BBB+ Rating to BBB- [Member]
Market Risk Management and Financial Instruments
Cash and cash equivalents	€ 5,751,000	€ 10,217,000
Credit risk
Market Risk Management and Financial Instruments
Contract assets as a percentage	100.00%	100.00%
Credit risk | Customer one
Market Risk Management and Financial Instruments
Trade receivable as a percentage	22.00%	20.00%
Number of major customer | customer	1	1
Credit risk | Customer two
Market Risk Management and Financial Instruments
Trade receivable as a percentage	19.00%	16.00%
Number of major customer | customer	2	2
Interest rate risk | Customer one
Market Risk Management and Financial Instruments
Number of major customer | customer	1
Interest rate risk | Customer two
Market Risk Management and Financial Instruments
Trade receivable as a percentage	16.00%	12.00%